Income Tax (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	6 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Mar. 16, 2007	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Profits tax rate description				A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%.
Enterprise income tax rate			25.00%	25.00%
Enterprise income tax rate description	This certificate entitled Shenzhen Likeshuo to enjoy a preferential income tax rate of 15% for a period of three years from 2018 to 2020, if all the criteria for HNTE status could be satisfied in the relevant year.	The WFOEs engage in the High and New Technology Industry, which are eligible for a preferential income tax rate of 15% for a period from 1 January 2014 to 31 December 2020 according to the Notice (Cai Shui [2014] No. 26) issued by Ministry of Finance and State Administration of Taxation.
Income tax rate				25.00%
PRC income tax at a rate				25.00%
Impose a withholding tax				10.00%
PRC statutory income tax rate				25.00%	25.00%
Net operating losses carry forward description				The net operating losses carry forward of the PRC subsidiaries of the Company’s VIEs amounted to RMB66,684 as of June 30, 2021, of which RMB41,454, RMB37,827, RMB168,724, RMB320,314 and RMB116,039 will expire if unused by June 30, 2022, 2023, 2024, 2025 and 2026, respectively.
Unrecognized tax benefits (in Yuan Renminbi)				¥ 34,010		¥ 33,718
Non-current income tax payable description				The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years.